Organization and Business Operations (Details) - USD ($)					3 Months Ended	12 Months Ended
	Dec. 31, 2021	Jul. 12, 2021	Jul. 12, 2021	Jan. 25, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization And Business Operations [Line Items]
Shares issued (in shares)	14,375,000
Payment on loan facility						$ 34,000,000	$ 0
Agrico Acquisition Corp.
Organization And Business Operations [Line Items]
Nominal value (in dollars per share)		$ 10.00	$ 10.00
Sale of warrants (in Shares)		7,250,000	7,250,000
Price per private warrant (in Dollars per share)		$ 11.50	$ 11.50
Business Combination Descriptions					(i) Pubco Ordinary Shares trading at or over a market price of $12.50; and (ii) Pubco Ordinary Shares trading at or over a market price of $15.00, in each case, for 20 trading days within a 30 trading-day period, based on volume-weighted average trading prices. The amount of shares issuable to each CVR holder for the achievement of each milestone is, in each case, a pro rata portion of an amount of Pubco Ordinary Shares equivalent to 5% of the amount of Kalera Shares outstanding as of immediately following the Kalera Capital Reduction on a fully-diluted basis.
Net proceeds		$ 146,625,000	$ 146,625,000
Trust account price per share (in Dollars per share)		$ 10.20			$ 10.20
Price per share (in Dollars per share)		$ 10.00			$ 10.00
Cash	$ 664,428,000				$ 288,426	664,428,000
Founder shares capital contribution cost	25,000			$ 25,000	25,000
Working capital	467,648,000				81,284	467,648,000
Unsecured promissory note	$ 200,000				$ 200,000
Public shares redeem percentage		100.00%	100.00%
Payment on loan facility						$ 171,356
Initial Public offering | Agrico Acquisition Corp.
Organization And Business Operations [Line Items]
Shares issued (in shares)			14,375,000		14,375,000
Transaction cost		$ 9,998,781	$ 9,998,781		$ 9,998,781
Underwriting fees		2,875,000			2,875,000
Deferred underwriting fees		5,031,250			5,031,250
Other offering costs		655,031	655,031		655,031
Fair value representative shares price		$ 1,437,500	$ 1,437,500		$ 1,437,500
Per shares price (in Dollars per share)		$ 10.20	$ 10.20
Maturity Term			185 days
Over-Allotment Option | Agrico Acquisition Corp.
Organization And Business Operations [Line Items]
Nominal value (in dollars per share)		10.00	$ 10.00
Gross proceeds			$ 143,750,000
Private Placement Warrants | Agrico Acquisition Corp.
Organization And Business Operations [Line Items]
Gross proceeds			$ 7,250,000
Sale of warrants price per share (in Dollars per share)		1.00	$ 1.00
DJCAAC, LLC | Initial Public offering | Agrico Acquisition Corp.
Organization And Business Operations [Line Items]
Shares issued (in shares)			1,875,000
Shares issued (in Shares)			14,375,000
Nominal value (in dollars per share)		10.00	$ 10.00
Sponsor | Agrico Acquisition Corp.
Organization And Business Operations [Line Items]
Public share price per share (in Dollars per share)		$ 10.00			$ 10.00
Public shares redeem percentage					100.00%